CRAWFORD DIVIDEND YIELD FUND
SUMMARY SECTION
Investment Objective
The investment objective of the Crawford Dividend Yield Fund (the “Fund”) is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000 Value® Index. Total return is comprised of both capital appreciation and income.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	CRAWFORD DIVIDEND YIELD FUND Class I
Management Fees	1.00%
Other Expenses	1.38%
Total Annual Fund Operating Expenses	2.38%
Fee Waiver/Expense Reimbursement	(1.38%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	1.00%
[1]	The Fund’s Adviser has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 1.00% through April 30, 2019. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Adviser in the three years following the date the particular expense payment occurred, but only if such reimbursement can be achieved without exceeding the applicable annual limit in effect at the time of the expense payment or the reimbursement, whichever is less.

Expense Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, that the Fund’s operating expenses remain the same, and that the expense reduction/reimbursement described above remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example	1 Year	3 Years	5 Years	10 Years
CRAWFORD DIVIDEND YIELD FUND | Class I | USD ($)	102	610	1,145	2,610

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example, above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 44% of the average value of its portfolio.
Principal Investment Strategies
The Fund invests primarily in common stocks of U.S. and foreign companies that have above-average current dividend yields (in comparison to the companies included in the Russell 1000 Value® Index). A stock’s dividend yield is expressed as an annual percentage and is calculated as the company’s annual cash dividend per share divided by the current price of the stock. Crawford Investment Counsel, Inc. (the “Adviser”), manages the Fund by investing primarily in companies with market capitalizations of $1 billion or more at the time of purchase. The Fund may also invest in equity real estate investment trusts (“REITs”). The Adviser believes it can produce competitive returns by investing in companies with above-average dividend yields where the Adviser believes the risk of a dividend cut is unlikely or already anticipated by the market. The Adviser utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the dividend appears to be supported by the company’s cash flow, balance sheet, and earnings.

The Adviser believes that, by focusing on companies that appear to have consistent earnings, adequate cash flow generation and supportive balance sheets, the Fund’s portfolio companies will tend to be less volatile than the Russell 1000 Value® Index. The Adviser also believes that the above-average dividend yields of the Fund’s portfolio companies could lead to less stock price volatility than experienced by other companies of a similar size because a larger portion of total return can be provided by the dividend income.

The Fund will not invest more than 5% of its assets in any one issuer, measured at the time of purchase. Certain economic sectors may be over weighted compared to others because the Adviser seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500® Index or two times the weighting of that sector in the Index, whichever is greater, measured at the time of purchase. The Adviser generally strives for below-average turnover with a preference for purchasing securities for the long-term.

Under normal circumstances the Fund will invest at least 80% of its assets in securities of companies that pay or are expected to pay regular dividends. The Fund may invest in securities issued by foreign companies directly or indirectly through American Depositary Receipts (“ADRs”)or other types of depositary receipts.

The Fund may sell a security when the Adviser believes that the company’s fundamentals have deteriorated, if the company decreases its dividends, or if the stock has become overvalued in the opinion of the Adviser. The Fund also may sell a security when the Adviser believes that a better investment opportunity is present.
Principal Risks
All investments involve risk, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Value Investing Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Adviser believes are their full market values.
  Dividend Risk. Changes to the dividend policies of companies in which the Fund invests and the capital resources available for dividend payment at such companies may harm Fund performance. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Small and Mid-Cap Risk. Investments in small- and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in lower volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than larger companies.
  Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Adviser’s investment strategy may fail to produce the intended results and the Fund may fail to meet its investment objective.
  Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  Depositary Receipt Risk. ADRs and GDRs are receipts, issued by depository banks in the United States or elsewhere, for shares of a foreign-based corporation that entitle the holder to dividends and capital gains on the underlying security. ADRs and GDRs may be sponsored or unsponsored. In addition to the risks of investing in foreign securities, there is no guarantee that an ADR or GDR issuer will continue to offer a particular ADR or GDR. As a result, the Fund may have difficulty selling the ADRs and GDRs, or selling them quickly and efficiently at the prices at which they have been valued. The issuers of unsponsored ADRs and GDRs are not obligated to disclose information that is considered material in the U.S. and voting rights with respect to the deposited securities are not passed through. ADRs or GDRs may not track the prices of the underlying foreign securities on which they are based, and their values may change materially at times when U.S. markets are not open for trading. Certain ADRs and GDRs are not listed on an exchange and therefore may be illiquid.
  Currency Risk. Foreign investments also may be riskier than U.S. investments because of fluctuations in currency exchange rates. Exchange rate fluctuations may reduce or eliminate gains or create losses. The Fund’s Adviser does not hedge against currency movements in the various markets in which foreign issuers are located, so the values of the Fund’s foreign securities are subject to the risk of adverse changes in currency exchange rates.
  Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Cybersecurity Risk. Despite the various protections utilized by the Fund and its service providers, systems, networks, or devices utilized by the Fund potentially can be breached. The Fund and its shareholders could be negatively impacted as a result of a cybersecurity breach.

Performance
The bar chart below shows how the Fund’s investment results have varied from year to year. The table shows how the Fund’s average annual total returns compare over time to those of a broad-based securities market index. This information provides some indication of the risks of investing in the Fund. Past performance of the Fund is not necessarily an indication of how it will perform in the future.
Annual Total Return (years ended December 31st) Year-by-Year Total Return as of December 31st

Best Quarter:	1st Quarter, 2016, 6.70%
Worst Quarter:	3rd Quarter, 2015, (7.70)%

Average Annual Total Returns (for periods ended December 31, 2017)
Average Annual Total Returns - CRAWFORD DIVIDEND YIELD FUND	One Year	Since Inception	Inception Date
Class I	6.99%	5.85%	Nov. 14, 2014
Class I | Return After Taxes on Distributions	6.28%	4.89%	Nov. 14, 2014
Class I | Return After Taxes on Distributions and Sale of Fund Shares	4.50%	4.24%	Nov. 14, 2014
Russell 1000 Value® Index (reflects no deduction for fees, expenses, or taxes)	13.66%	8.82%	Nov. 14, 2014

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax- deferred arrangements, such as 401(k) plans or individual retirement accounts (“IRAs”). The index returns presented above assume reinvestment of all distributions and exclude the effect of taxes and fees (if taxes and fees were deducted, the actual returns of the index would be lower).

Current performance of the Fund may be lower or higher than the performance quoted above. Performance data current to the most recent month end may be obtained by calling (800) 431-1716, a toll-free number, or data to the most recent quarter end may be accessed on the Fund’s website at www.crawfordinvestmentfunds.com.